Net Revenue	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Net Revenue
23.	NET REVENUE

a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$927,317.3	$1,178,456.3	$1,405,300.3
Others	142,668.1	160,798.5	182,114.7

	$1,069,985.4	$1,339,254.8	$1,587,415.0

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$84,255.2	$129,082.9	$203,963.7
United States	634,713.0	817,911.0	1,015,996.4
China	208,101.4	233,783.3	164,552.1
Europe, the Middle East and Africa	67,568.2	70,213.4	89,010.1
Japan	57,468.6	63,299.2	71,920.8
Others	17,879.0	24,965.0	41,971.9

	$1,069,985.4	$1,339,254.8	$1,587,415.0

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
Platform	(In Millions)	(In Millions)	(In Millions)

Smartphone	$523,612.9	$645,303.6	$695,091.2
High Performance Computing	315,822.3	439,810.0	587,780.1
Internet of Things	86,342.7	110,355.2	133,006.0
Automotive	47,914.5	44,367.5	67,076.4
Digital Consumer Electronics	53,733.4	54,555.7	55,577.2
Others	42,559.6	44,862.8	48,884.1

	$1,069,985.4	$1,339,254.8	$1,587,415.0

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

5-nanometer	$—	$90,934.5	$262,327.4
7-nanometer	249,548.1	394,837.0	440,383.1
10-nanometer	23,266.4	3,403.1	660.0
16-nanometer	186,700.9	197,959.0	191,058.9
20-nanometer	9,535.8	8,450.9	5,668.8
28-nanometer	149,578.7	149,367.7	153,066.6
40/45-nanometer	93,366.3	103,176.5	103,413.6
65-nanometer	69,250.0	61,226.7	66,467.9
90-nanometer	25,624.2	29,380.4	32,260.3
0.11/0.13 micron	22,947.3	33,197.1	40,558.5
0.15/0.18 micron	77,564.5	86,008.5	86,700.3
0.25 micron and above	19,935.1	20,514.9	22,734.9

Wafer revenue	$927,317.3	$1,178,456.3	$1,405,300.3

b.	Contract balances

	January 1, 2020	December 31, 2020	December 31, 2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$6,784.3	$13,775.1	$39,762.6

The changes in the contract liability balances primarily result from the timing difference between the satisfaction of performance obligation and the customer’s payment.
The Company recognized revenue from the beginning balance of contract liability, which amounted to NT$3,876.6 million, NT$4,737.9 million and NT$11,590.4 million for the years ended December 31, 2019, 2020 and 2021, respectively.

c.	Temporary receipts from customers

December 31, 2021
NT$
(In Millions)

Current portion (classified under accrued expenses and other current liabilities)	$30,612.7
Noncurrent portion (classified under other noncurrent liabilities)	155,381.5

$185,994.2

The Company’s temporary receipts from customer are payments made by customers to the Company to retain the Company’s capacity. When the terms and conditions set forth in the agreements are subsequently satisfied, the treatment of temporary receipts will be determined by mutual consent.
d.	Refund liabilities
Estimated sales returns and other allowances is made and adjusted based on historical experience and the consideration of varying contractual terms. As of December 31, 2020 and 2021, the aforementioned refund liabilities amounted to NT$33,194.8 million and NT$41,038.0 million (classified under accrued expenses and other current liabilities), respectively.